Goodwill (Tables)	12 Months Ended
Jan. 31, 2023
Goodwill
Schedule of goodwill

	January 31,	January 31,
	2023	2022
Balance at beginning of period	608,761	565,177
Acquisition of QuestaWeb	—	21,691
Acquisition of Portrix	—	15,032
Acquisition of GreenMile	—	12,968
Acquisition of NetCHB	26,797	—
Acquisition of Foxtrot	1,527	—
Acquisition of XPS	43,529	—
Acquisition of Supply Vision	6,763	—
Adjustments on account of foreign exchange	(11,730)	(6,107)
Balance at end of period	675,647	608,761